Cash Flow Detail - Investing Activities, Proceeds and Payments on Financial Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	€ 1,432	€ 2,967	€ 2,163
Payments on financial investments not included under cash equivalents	(1,475)	(2,575)	(1,474)
Net proceeds/(payments) for temporary financial investments	856	1,532	(1,584)
Collateral guarantees on derivatives
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	1,088	2,891	1,897
Payments on financial investments not included under cash equivalents	(1,402)	(2,195)	(1,228)
Legal deposits
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	31	3	125
Payments on financial investments not included under cash equivalents	(16)	(4)	(7)
Long-term financial instruments of Pegaso PCS (Note 12)
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	287	0	0
Payments on financial investments not included under cash equivalents	0	(260)	0
Others
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	26	73	141
Payments on financial investments not included under cash equivalents	(57)	(116)	(122)
Investment in funds shares of Telefónica Brasil
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	€ 0	€ 0	€ (117)